PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 93.3%
Common Stocks
Australia 1.8%
Transurban Group, UTS	89,324	$762,273
Canada 2.5%
Canadian Pacific Kansas City Ltd.	7,737	648,818
TC Energy Corp.	10,054	426,875
		1,075,693
Denmark 0.9%
Orsted A/S, 144A*	6,502	387,545
France 5.1%
Getlink SE	23,341	415,934
Veolia Environnement SA	11,100	348,692
Vinci SA	12,190	1,391,098
		2,155,724
Germany 3.9%
E.ON SE	44,679	626,539
Fraport AG Frankfurt Airport Services Worldwide*	9,596	487,317
RWE AG	14,721	549,401
		1,663,257
India 1.5%
Power Grid Corp. of India Ltd.	151,089	629,314
Italy 2.5%
Enav SpA, 144A	86,478	369,885
Enel SpA	70,940	506,453
Infrastrutture Wireless Italiane SpA, 144A	17,306	192,568
		1,068,906
Japan 0.9%
West Japan Railway Co.	18,575	365,687
Mexico 1.3%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	35,609	570,287
New Zealand 0.8%
Auckland International Airport Ltd.	71,220	317,263

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain 7.2%
Aena SME SA, 144A	8,875	$1,686,238
Cellnex Telecom SA, 144A	5,579	194,577
Sacyr SA	335,464	1,185,189
		3,066,004
United Kingdom 6.7%
Drax Group PLC	113,024	945,403
National Grid PLC	83,866	1,064,107
SSE PLC	34,321	830,630
		2,840,140
United States 58.2%
American Electric Power Co., Inc.	4,490	440,559
American Tower Corp., REIT	2,137	470,995
CenterPoint Energy, Inc.	19,513	541,486
Cheniere Energy, Inc.	5,040	920,506
CMS Energy Corp.	15,958	1,034,078
Constellation Energy Corp.	5,538	1,051,112
CSX Corp.	18,142	636,784
Digital Realty Trust, Inc., REIT	8,239	1,231,648
DT Midstream, Inc.	7,775	585,924
Equinix, Inc., REIT	519	410,135
Ferrovial SE	45,268	1,800,118
MPLX LP	17,949	768,576
NextEra Energy, Inc.	32,624	2,492,147
NiSource, Inc.	33,843	1,057,594
Norfolk Southern Corp.	1,617	403,539
ONEOK, Inc.	6,224	518,646
PG&E Corp.	67,053	1,223,717
Plains GP Holdings LP (Class A Stock)*	12,749	243,506
PPL Corp.	27,681	822,679
Sempra	15,404	1,233,244
Southern Co. (The)	14,967	1,250,044
Targa Resources Corp.	8,968	1,213,191
Union Pacific Corp.	3,112	767,824
Vistra Corp.	13,855	1,097,593
Waste Connections, Inc.	4,745	843,519

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Western Midstream Partners LP	26,548	$1,086,344
Williams Cos., Inc. (The)	12,608	541,387
		24,686,895

Total Long-Term Investments (cost $30,944,535)		39,588,988
Short-Term Investment 6.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $2,887,306)(wb)	2,887,306	2,887,306

TOTAL INVESTMENTS 100.1% (cost $33,831,841)		42,476,294
Liabilities in excess of other assets (0.1)%		(28,074)

Net Assets 100.0%		$42,448,220

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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